EBC-Q1

Quarterly Report
May 31, 2026
MFS®  Blended Research®  Core
Equity ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 1.9%
Curtiss-Wright Corp.	123	$91,956
General Dynamics Corp.	1,298	450,172
General Electric Co.	298	96,481
		$638,609
Auto & Auto Components – 1.1%
Aptiv PLC (a)	1,138	$77,316
Tesla, Inc. (a)	684	298,080
		$375,396
Brokerage & Asset Managers – 3.7%
Ameriprise Financial, Inc.	799	$356,122
Charles Schwab Corp.	2,489	217,414
Interactive Brokers Group, Inc.	1,969	171,244
Northern Trust Corp.	2,982	493,372
		$1,238,152
Business Services – 0.3%
Accenture PLC, “A”	251	$46,955
Cognizant Technology Solutions Corp., “A”	517	28,825
Verisk Analytics, Inc., “A”	185	32,373
		$108,153
Construction – 0.4%
CRH PLC	831	$90,405
Sherwin-Williams Co.	87	26,434
		$116,839
Consumer Products – 1.4%
Colgate-Palmolive Co.	5,202	$468,856
Consumer Services – 0.4%
Airbnb, Inc., “A” (a)	449	$59,856
Uber Technologies, Inc. (a)	1,202	84,621
		$144,477
Containers – 0.4%
Smurfit Westrock PLC	3,457	$142,256
Diversified Financial Services – 2.9%
Mastercard, Inc., “A”	1,228	$606,608
Visa, Inc., “A”	1,076	351,163
		$957,771
Electrical Equipment – 1.5%
Advanced Drainage Systems, Inc.	212	$29,502
Amphenol Corp., “A”	1,703	253,338
Eaton Corp. PLC	94	37,656
nVent Electric PLC	1,016	169,662
		$490,158
Energy - Independent – 2.2%
Chevron Corp.	1,185	$216,215
Exxon Mobil Corp.	893	129,717
Valero Energy Corp.	1,556	380,940
		$726,872

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – 0.9%
GE Vernova, Inc.	322	$311,799
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	1,067	$127,891
Food & Beverages – 1.5%
Monster Worldwide, Inc. (a)	5,411	$476,601
PepsiCo, Inc.	141	20,331
		$496,932
Global Systemically Important Banks – 2.3%
Bank of America Corp.	2,020	$104,232
Citigroup, Inc.	4,591	578,007
JPMorgan Chase & Co.	305	91,289
		$773,528
Hardware, Peripherals, & Assembly – 11.9%
Apple, Inc.	8,874	$2,769,220
Arista Networks, Inc. (a)	2,314	369,014
Micron Technology, Inc.	429	416,559
Sandisk Corp. of Delaware (a)	70	118,649
Seagate Technology Holdings PLC	329	289,454
		$3,962,896
Health Maintenance Organizations – 1.4%
Centene Corp. (a)	832	$49,587
Cigna Group	1,172	325,113
Humana, Inc.	299	91,321
		$466,021
Insurance – 2.2%
Berkshire Hathaway, Inc., “B” (a)	256	$121,467
Chubb Ltd.	423	131,862
Equitable Holdings, Inc.	7,526	311,200
Everest Group Ltd.	497	161,043
		$725,572
Interactive Media Services – 7.7%
Alphabet, Inc., “A”	2,712	$1,031,482
Alphabet, Inc., “C”	1,844	694,137
Meta Platforms, Inc., “A”	1,329	840,606
		$2,566,225
Machinery & Tools – 2.0%
Caterpillar, Inc.	500	$437,935
Trane Technologies PLC	188	84,844
Wabtec Corp.	517	135,020
		$657,799
Media – 2.6%
Netflix, Inc. (a)	3,778	$324,983
Roku, Inc. (a)	2,120	275,982
Spotify Technology S.A. (a)	188	93,564
TKO Group Holdings, Inc.	824	169,068
		$863,597
Medical & Health Technology & Services – 0.6%
McKesson Corp.	283	$210,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.9%
DexCom, Inc. (a)	1,073	$79,123
Medtronic PLC	1,561	115,217
Thermo Fisher Scientific, Inc.	174	85,697
		$280,037
Metals & Mining – 0.3%
Newmont Corp.	911	$100,037
Non-Global Systemically Important Banks – 0.2%
PNC Financial Services Group, Inc.	348	$76,950
Oil Services – 0.9%
TechnipFMC PLC	4,310	$294,890
Pharmaceuticals & Biotechnology – 5.9%
AbbVie, Inc.	956	$208,140
Biogen, Inc. (a)	165	32,340
Bristol-Myers Squibb Co.	4,262	243,701
Eli Lilly & Co.	63	69,615
Gilead Sciences, Inc.	2,311	310,668
Incyte Corp. (a)	343	33,182
Johnson & Johnson	3,060	689,510
Pfizer, Inc.	14,666	383,956
		$1,971,112
Real Estate – 1.1%
CBRE Group, Inc., “A” (a)	576	$72,023
W.P. Carey, Inc., REIT	3,962	294,852
		$366,875
Restaurants – 1.5%
Aramark	9,009	$480,900
Retail & E-commerce – 7.1%
Amazon.com, Inc. (a)	5,728	$1,550,226
Dollar General Corp.	2,090	231,175
O'Reilly Automotive, Inc. (a)	4,262	370,282
TJX Cos., Inc.	1,292	199,937
		$2,351,620
Semiconductor & Electronic Components – 16.4%
Advanced Micro Devices (a)	122	$62,964
Broadcom, Inc.	2,032	907,837
Flex Ltd. (a)	489	73,731
Intel Corp. (a)	560	64,221
KLA Corp.	343	659,147
Lam Research Corp.	1,988	632,542
NVIDIA Corp.	14,508	3,063,219
		$5,463,661
Software – 8.6%
Autodesk, Inc. (a)	94	$21,743
Intuit, Inc.	517	171,401
Microsoft Corp.	3,602	1,621,765
Okta, Inc. (a)	4,220	520,199
Salesforce, Inc.	1,703	325,443
Zoom Communications, Inc. (a)	1,956	198,710
		$2,859,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.5%
Philip Morris International, Inc.	2,794	$495,600
Transportation & Logistics – 1.2%
Union Pacific Corp.	1,468	$385,555
Travel, Gaming, & Lodging – 1.5%
Viking Holdings Ltd. (a)	5,532	$509,552
Utilities – 2.9%
Edison International	6,248	$436,985
PG&E Corp.	26,312	429,938
Southern Co.	537	49,431
Talen Energy Corp. (a)	111	42,935
		$959,289
Total Common Stocks		$33,165,249
Mutual Funds – 0.2%
Money Market Funds – 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	63,196	$63,196

Other Assets, Less Liabilities – 0.1%		26,047
Net Assets – 100.0%		$33,254,492

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$33,165,249	$—	$—	$33,165,249
Investment Companies	63,196	—	—	63,196
Total	$33,228,445	$—	$—	$33,228,445
For further information regarding security characteristics, see the Portfolio of Investments.